Inventories (Tables)	12 Months Ended
Nov. 30, 2012
Inventories
Schedule of inventories

	November 30,
	2012	2011
Finished goods	$30,456	$41,190
Work in progress	33,202	19,785
Raw materials	107,947	103,205

	$171,605	$164,180